Schedule of Investments (unaudited) July 31, 2019	BlackRock GA Disciplined Volatility Equity Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks — 97.5%

Australia — 1.1%
Newcrest Mining Ltd.	2,433	$58,721

Brazil — 0.2%
BB Seguridade Participacoes SA	1,300	11,054

Canada — 5.1%
Agnico Eagle Mines Ltd.	552	28,838
Fairfax Financial Holdings Ltd.	71	32,894
Franco-Nevada Corp.	513	44,583
Intact Financial Corp.	186	17,337
RioCan Real Estate Investment Trust	2,873	56,642
Rogers Communications, Inc., Class B, Class B	559	29,017
TELUS Corp.	112	4,026
Thomson Reuters Corp.	991	66,557

		279,894

China — 1.5%
Agricultural Bank of China Ltd., Class H	77,000	31,168
Bank of Communications Co. Ltd., Class H, Class H	17,000	12,368
China Resources Pharmaceutical Group Ltd.(a)	13,500	14,682
China Telecom Corp. Ltd., Class H	38,000	16,949
China Unicom Hong Kong Ltd.	2,000	1,949
Lenovo Group Ltd.	10,000	8,047

		85,163

Denmark — 1.7%
Carlsberg A/S, Class B	442	60,373
Tryg A/S	1,119	34,153

		94,526

Finland — 0.5%
Nokia OYJ	4,914	26,485

France — 1.4%
Cie de Saint-Gobain	117	4,482
Orange SA	4,722	69,992
Pernod Ricard SA	6	1,053
Sanofi	20	1,670

		77,197

Germany — 1.5%
Deutsche Telekom AG, Registered Shares	345	5,652
Muenchener Rueckversicherungs-Gesellschaft AG, Registered Shares	242	57,670
Siemens AG, Registered Shares	40	4,353
Telefonica Deutschland Holding AG	6,852	17,302

		84,977

Hong Kong — 5.0%
China Mobile Ltd.	7,500	63,783
CK Infrastructure Holdings Ltd.	6,000	46,518

Security	Shares	Value

Hong Kong (continued)
CLP Holdings Ltd.	3,500	$38,054
HKT Trust & HKT Ltd.(b)	25,000	39,984
Link REIT	2,000	23,262
MTR Corp. Ltd.	500	3,281
Power Assets Holdings Ltd.	8,500	60,752
Yue Yuen Industrial Holdings Ltd.	500	1,401

		277,035

Ireland — 0.3%
Medtronic PLC	159	16,208

Italy — 0.6%
Assicurazioni Generali SpA	137	2,555
Snam SpA	6,463	31,732

		34,287

Japan — 12.0%
Ajinomoto Co., Inc.	1,400	25,086
Hankyu Hanshin Holdings, Inc.	700	24,576
Japan Airlines Co. Ltd.	700	21,921
Japan Post Holdings Co. Ltd.	5,900	57,835
Japan Prime Realty Investment Corp.	4	17,682
Japan Real Estate Investment Corp.	4	25,021
Japan Retail Fund Investment Corp.	11	22,162
McDonald’s Holdings Co. Japan Ltd.	900	40,412
MEIJI Holdings Co. Ltd.	400	27,778
Mitsubishi Estate Co. Ltd.	100	1,841
Mizuho Financial Group, Inc.	7,400	10,503
Nippon Building Fund, Inc.	3	21,057
Nippon Telegraph & Telephone Corp.	400	18,052
Nissin Foods Holdings Co. Ltd.	500	31,036
Nomura Real Estate Master Fund, Inc.	8	12,710
Nomura Research Institute Ltd.	600	10,623
NTT DOCOMO, Inc.	3,900	93,512
Ono Pharmaceutical Co. Ltd.	800	14,515
Otsuka Holdings Co. Ltd.	1,000	36,775
Pan Pacific International Holdings Corp.	100	6,398
Sankyo Co. Ltd.	600	20,656
Secom Co. Ltd.	200	15,674
Seven & i Holdings Co. Ltd.	1,000	34,128
United Urban Investment Corp.	23	38,913
West Japan Railway Co.	200	16,371
Yamada Denki Co. Ltd.	4,800	21,173

		666,410

Netherlands — 0.9%
Koninklijke Ahold Delhaize NV	953	21,645
NXP Semiconductors NV	259	26,778

		48,423

Singapore — 1.9%
CapitaLand Commercial Trust	2,200	3,286
CapitaLand Mall Trust	24,300	46,182
SATS Ltd.	15,600	54,353

		103,821

1

Schedule of Investments (unaudited) (continued) July 31, 2019	BlackRock GA Disciplined Volatility Equity Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

South Korea — 2.0%
BGF retail Co. Ltd.	88	$15,211
DB Insurance Co. Ltd.	383	18,161
Hyundai Marine & Fire Insurance Co. Ltd.	573	13,512
KT&G Corp.	395	32,075
SK Telecom Co. Ltd.	138	28,888

		107,847

Sweden — 0.4%
Telefonaktiebolaget LM Ericsson, Class B	2,506	21,925
Telia Co. AB	336	1,495

		23,420

Switzerland — 5.9%
Alcon, Inc.(c)	259	14,999
Nestle SA, Registered Shares	1,142	121,151
Roche Holding AG	59	15,792
Swiss Prime Site AG, Registered Shares(c)	440	38,739
Swiss Re AG	897	86,863
Zurich Insurance Group AG	149	51,827

		329,371

Taiwan — 3.6%
Chang Hwa Commercial Bank Ltd.	12,000	8,386
Chicony Electronics Co. Ltd.	5,000	12,714
China Development Financial Holding Corp.	60,000	17,817
Chunghwa Telecom Co. Ltd.	10,000	34,595
CTBC Financial Holding Co. Ltd.	3,000	1,950
Hua Nan Financial Holdings Co. Ltd.	7,000	4,926
Lite-On Technology Corp.	8,000	11,325
Mega Financial Holding Co. Ltd.	21,000	21,594
Quanta Computer, Inc.	4,000	7,351
Synnex Technology International Corp.	11,000	13,504
Taiwan Cooperative Financial Holding Co. Ltd.	68,000	45,754
Taiwan Mobile Co. Ltd.	5,000	17,607
WPG Holdings Ltd.	3,000	3,963

		201,486

United Kingdom — 1.4%
Coca-Cola European Partners PLC	132	7,297
Diageo PLC	819	34,153
Direct Line Insurance Group PLC	301	1,177
GlaxoSmithKline PLC	1,291	26,699

Security	Shares	Value

United Kingdom (continued)
Unilever NV	111	$6,434

		75,760

United States — 50.5%
Abbott Laboratories	295	25,695
Alleghany Corp.(c)	12	8,229
Allstate Corp.	371	39,845
Altria Group, Inc.	801	37,703
Ameren Corp.	301	22,783
American Electric Power Co., Inc.	673	59,096
American Tower Corp.	168	35,552
American Water Works Co., Inc.	12	1,377
Anthem, Inc.	133	39,183
AT&T, Inc.	958	32,620
Automatic Data Processing, Inc.	59	9,825
AutoZone, Inc.(c)	33	37,060
AvalonBay Communities, Inc.	78	16,286
Berkshire Hathaway, Inc., Class B(c)	8	1,643
Bristol-Myers Squibb Co.	1,210	53,736
Broadridge Financial Solutions, Inc.	11	1,398
C.H. Robinson Worldwide, Inc.	19	1,591
Chevron Corp.	181	22,283
Cisco Systems, Inc.	615	34,071
Coca-Cola Co.	741	38,999
Colgate-Palmolive Co.	391	28,050
Comcast Corp., Class A	804	34,709
Consolidated Edison, Inc.	315	26,762
Cooper Cos., Inc.	21	7,085
Danaher Corp.	85	11,943
Darden Restaurants, Inc.	450	54,702
Dollar General Corp.	131	17,557
Dollar Tree, Inc.(c)	16	1,628
DTE Energy Co.	186	23,642
Duke Energy Corp.	114	9,886
Duke Realty Corp.	912	30,397
eBay, Inc.	1,316	54,206
Eli Lilly & Co.	288	31,378
Essex Property Trust, Inc.	14	4,231
Evergy, Inc.	50	3,025
Extra Space Storage, Inc.	155	17,420
Fidelity National Information Services, Inc.	554	73,821
HCP, Inc.	809	25,831
Henry Schein, Inc.(c)	162	10,780
Hershey Co.	15	2,276
Intel Corp.	358	18,097
International Business Machines Corp.	396	58,703
Intuit, Inc.	172	47,697
J.M. Smucker Co.	259	28,798
Johnson & Johnson	472	61,464
Kimberly-Clark Corp.	113	15,328
Kraft Heinz Co.	140	4,481
L3Harris Technologies, Inc.	396	82,210

2

Schedule of Investments (unaudited) (continued) July 31, 2019	BlackRock GA Disciplined Volatility Equity Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
Lamb Weston Holdings, Inc.	436	$29,264
Lockheed Martin Corp.	185	67,001
Marsh & McLennan Cos., Inc.	602	59,478
McDonald’s Corp.	437	92,085
Merck & Co., Inc.	825	68,467
Microsoft Corp.	425	57,915
Motorola Solutions, Inc.	325	53,937
Newmont Goldcorp Corp.	1,097	40,062
Oracle Corp.	1,128	63,506
Paychex, Inc.	385	31,974
PepsiCo, Inc.	407	52,019
Pfizer, Inc.	688	26,722
Philip Morris International, Inc.	310	25,919
Procter & Gamble Co.	938	110,722
Progressive Corp.	722	58,468
Public Storage	90	21,848
Republic Services, Inc.	808	71,629
Schlumberger Ltd.	70	2,798
Southern Co.	529	29,730
Starbucks Corp.	892	84,464
Stryker Corp.	160	33,565
Target Corp.	388	33,523
Texas Instruments, Inc.	24	3,000
Travelers Cos., Inc.	153	22,433
UDR, Inc.	193	8,890
Universal Health Services, Inc., Class B	84	12,672
Verizon Communications, Inc.	1,111	61,405
Walmart, Inc.	108	11,921
Waste Management, Inc.	1,023	119,691

Security	Shares	Value

United States (continued)
WEC Energy Group, Inc.	247	$21,109
Wells Fargo & Co.	118	5,712
Weyerhaeuser Co.	108	2,744
Xcel Energy, Inc.	670	39,939
Yum! Brands, Inc.	633	71,225

		2,800,919

Total Long-Term Investments — 97.5% (Cost — $4,980,842)		5,403,004

Short-Term Securities — 3.2%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 2.20%(d)(e)	177,256	177,256

Total Short-Term Securities — 3.2% (Cost — $177,256)		177,256

Options Purchased — 0.0% (Cost — $164)		89

Total Investments Before Options Written — 100.7% (Cost — $5,158,262)		5,580,349

Options Written — (0.0)% (Premiums Received — $82)		(77)

Total Investments, Net of Options Written — 100.7% (Cost — $5,158,180)		5,580,272

Liabilities in Excess of Other Assets — (0.7)%		(36,872)

Net Assets — 100.0%		$5,543,400

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(c)	Non-income producing security.
(d)	Annualized 7-day yield as of period end.
(e)

During the period ended July 31, 2019, investments in issuers considered to be an affiliate/affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 10/31/18	Net Activity	Shares Held at 07/31/19	Value at 07/31/19	Income	Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	27,321	149,935	177,256	$177,256	$2,748	$—	$—

(a)	Includes net capital gain distributions, if applicable.

3

Schedule of Investments (unaudited) (continued) July 31, 2019	BlackRock GA Disciplined Volatility Equity Fund

Currency Abbreviations

HKD	Hong Kong Dollar
INR	Indian Rupee
USD	U.S. Dollar

Portfolio Abbreviations

REIT	Real Estate Investment Trust

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
SGX Nifty 50 Index	5	08/29/19	$111	$(2,632)

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
INR	7,474,000	USD	105,913	UBS AG	08/09/19	$2,547
USD	68,637	HKD	536,000	JPMorgan Chase Bank N.A.	10/21/19	134

						$2,681

Exchange-Traded Options Purchased

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
S&P 500 Index	3	08/16/19	USD	3,020.00	USD	9	$42
S&P 500 Index	3	09/06/19	USD	3,050.00	USD	9	47

							$89

Exchange-Traded Options Written

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
S&P 500 Index	3	09/06/19	USD	3,115.00	USD	9	$(8)
Put
S&P 500 Index	3	09/06/19	USD	2,875.00	USD	9	$(69)

							$(77)

4

Schedule of Investments (unaudited) (continued) July 31, 2019	BlackRock GA Disciplined Volatility Equity Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks:
Australia	$—	$58,721	$—	$58,721
Brazil	11,054	—	—	11,054
Canada	279,894	—	—	279,894
China	—	85,163	—	85,163
Denmark	—	94,526	—	94,526
Finland	—	26,485	—	26,485
France	—	77,197	—	77,197
Germany	17,302	67,675	—	84,977
Hong Kong	39,984	237,051	—	277,035
Ireland	16,208	—	—	16,208
Italy	—	34,287	—	34,287
Japan	—	666,410	—	666,410
Netherlands	26,778	21,645	—	48,423
Singapore	—	103,821	—	103,821
South Korea	33,372	74,475	—	107,847
Sweden	—	23,420	—	23,420
Switzerland	—	329,371	—	329,371
Taiwan	17,607	183,879	—	201,486
United Kingdom	7,297	68,463	—	75,760
United States	2,800,919	—	—	2,800,919
Options Purchased	—	89	—	89
Short-Term Securities	177,256	—	—	177,256

	$3,427,671	$2,152,678	$—	$5,580,349

5

Schedule of Investments (unaudited) (continued) July 31, 2019	BlackRock GA Disciplined Volatility Equity Fund

Fair Value Hierarchy as of Period End (continued)

Derivative Financial Instruments(a)
Assets:
Forward foreign currency contracts	$—	$2,681	$—	$2,681
Liabilities:
Credit contracts	—	(77)	—	(77)
Equity contracts	(2,632)	—	—	(2,632)

	$(2,632)	$2,604	$—	$(28)

(a)

Derivative financial instruments are futures contracts and forward foreign currency exchange contracts and options written. Futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

6